SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8%
Alabama — 5.6%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	5,970,000	5,947,785
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	3,000,000	3,119,515
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	1,250,000	1,261,682
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F	5.00	12/1/2035	1,250,000	1,323,408
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. J	5.00	11/1/2036	1,500,000	1,579,157
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	2,000,000	2,133,603
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	5,555,000	5,832,227
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	3,750,000	3,950,393
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	3,500,000	3,729,430
				28,877,200
Alaska — .5%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	3,000,000	2,584,056
Arizona — 5.3%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)(b)	5.00	7/1/2054	1,275,000	1,175,690

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Arizona — 5.3% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	5,770,000	5,770
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	6.00	7/1/2051	1,000,000	1,000
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable Schools) Ser. A	5.25	11/1/2053	2,000,000	2,056,219
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. A(b)	5.25	7/1/2047	1,600,000	1,593,657
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. D(b)	5.00	7/1/2047	1,035,000	998,300
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. D(b)	5.00	7/1/2051	380,000	357,740
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	2,480,000	2,481,245
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2052	3,000,000	3,016,910
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Paradise Schools Projects Paragon Management)(b)	5.00	7/1/2047	2,000,000	1,904,710

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Arizona — 5.3% (continued)
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(b)	5.00	6/15/2059	1,000,000	870,534
Tender Option Bond Trust Receipts (Series 2018- XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.95	12/1/2037	4,030,000	4,247,371
Tender Option Bond Trust Receipts (Series 2026- XM1353), (Arizona Salt River Project, Revenue Bonds, Ser.A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.36	1/1/2054	4,000,000	4,280,716
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2035	2,360,000	2,360,554
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	2,000,000	1,952,704
				27,303,120
Arkansas — .8%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,600,000	2,695,380
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	1,500,000	1,535,191
				4,230,571

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
California — 3.1%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B(a)	5.00	11/1/2035	3,250,000	3,484,267
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,500,000	1,624,894
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	1,000,000	909,589
California Municipal Finance Authority, Revenue Bonds (CHF-Aptos LLC Cabrillo College Project) Ser. A(b)	5.25	7/1/2045	5,000,000	5,124,436
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(b)	5.00	8/1/2039	140,000	105,835
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(b)	6.25	9/2/2061	1,000,000	1,035,279
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.25	12/1/2056	1,000,000	1,000,241
Southern California Public Power Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. A	5.00	11/1/2033	2,500,000	2,668,890
				15,953,431

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Colorado — 5.2%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Ascent Classical Academy Charter Schools, Inc Project)(Insured; State Aid Intercept) Ser. A(b)	4.75	4/1/2036	1,000,000	991,410
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,557,798
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,500,000	3,954,490
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.25	3/1/2045	1,000,000	1,028,547
Denver City & County, Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	1,000,000	1,001,004
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	4,500,000	4,658,108
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000	1,657,080
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	1,500,000	1,518,699
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	9.52	8/1/2044	4,440,000	5,120,895

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Colorado — 5.2% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.62	11/15/2048	5,535,000	4,975,770
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Corp.)	3.25	12/15/2050	380,000	334,168
				26,797,969
Connecticut — 1.1%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	725,000	676,270
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	410,000	410,306
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	3,500,000	3,526,771
Stamford Housing Authority, Revenue Bonds, Refunding (Mozaic Concierge Living), Ser. A	6.25	10/1/2060	1,000,000	1,026,105
				5,639,452
Delaware — .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,016,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
District of Columbia — 1.0%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	2,820,000	3,006,365
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000	2,250,559
				5,256,924
Florida — 6.6%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,960,000	2,949,209
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2049	1,700,000	1,756,832
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	2,500,000	2,588,074
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing At Nocatee Project) Ser. A(b)	6.75	11/15/2055	1,020,000	1,090,920
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,685,000	4,260,747
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,650,000	1,475,801
Miami-Dade County, Revenue Bonds(f)	0.00	10/1/2045	3,000,000	1,309,178
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,550,000	1,397,535

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Florida — 6.6% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,115,131
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,500,000	2,439,779
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.76	10/1/2049	12,750,000	11,714,145
Venice, Revenue Bonds (Village on the Isle Project) Ser. A(b)	5.50	1/1/2055	725,000	729,533
Village Community Development District No. 15, Special Assessment Bonds(b)	4.80	5/1/2055	855,000	831,374
				33,658,258
Georgia — 7.4%
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	2,500,000	2,637,543
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	1,535,000	1,640,268
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	1,500,000	1,600,821
Savannah Georgia Convention Center Authority, Revenue Bonds (Convention Center Hotel) (Insured; Assured Guaranty Corp.) Ser. C	5.50	6/1/2050	1,000,000	1,071,294

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Georgia — 7.4% (continued)
Tender Option Bond Trust Receipts (Series 2016- XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.46	10/1/2043	10,000,000	10,008,747
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	7.93	7/1/2044	6,340,000	6,754,794
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.25	1/1/2059	3,600,000	3,594,322
Tender Option Bond Trust Receipts (Series 2025- XF8066), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.47	7/1/2050	4,920,000	5,173,856
Tender Option Bond Trust Receipts (Series 2026- XF8152), (Atlanta, Revenue Bonds, Refunding (Sustainablity Bonds)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.57	11/1/2056	5,200,000	5,615,222
				38,096,867
Idaho — 1.0%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	5,000,000	5,017,632

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Illinois — 10.1%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2055	1,500,000	1,572,442
Chicago, GO, Ser. A	5.00	1/1/2044	1,740,000	1,740,171
Chicago, GO, Ser. A	5.50	1/1/2049	305,000	306,700
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,021,932
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	1,400,000	1,487,009
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	2,000,000	1,897,567
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,005,836
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2034	1,400,000	1,413,855
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	3,250,000	3,513,917
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2041	1,550,000	1,635,275
Cook County Community College District No. 508, GO (City Colleges Of Chicago) (Insured; Build America Mutual)	5.50	12/1/2051	1,000,000	1,076,751
Illinois, GO, Ser. A	5.00	5/1/2038	3,400,000	3,482,545
Illinois, GO, Ser. C	5.00	11/1/2029	1,120,000	1,153,754
Illinois, GO, Ser. D	5.00	11/1/2028	2,025,000	2,086,054
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,100,000	1,150,579
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	1,000,000	1,066,122
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	1,500,000	1,554,959
Illinois Finance Authority, Revenue Bonds (Plymouth Place Obligated Group) Ser. A	6.63	5/15/2052	1,000,000	1,062,508

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Illinois — 10.1% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	2,500,000	1,688,116
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)(f)	0.00	12/15/2054	21,800,000	5,465,493
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000	1,000,974
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.16	6/1/2048	3,000,000	2,699,493
Tender Option Bond Trust Receipts (Series 2024- XF3290), (Chicago Transit Authority, Sales Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.66	12/1/2049	5,800,000	6,032,505
Tender Option Bond Trust Receipts (Series 2025- XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.39	1/1/2053	3,600,000	3,771,019
				51,885,576
Indiana — .9%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	5,525,000	552

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Indiana — .9% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	2,735,000	2,911,235
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,750,000	1,823,234
				4,735,021
Iowa — .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(g)	5.00	12/1/2032	1,415,000	1,601,743
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2031	2,000,000	2,130,771
				3,732,514
Kentucky — .6%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,750,000	1,838,229
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. C	5.00	5/1/2036	1,250,000	1,318,167
				3,156,396
Louisiana — 1.4%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	1,250,000	1,319,029
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	635,000	623,976

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Louisiana — 1.4% (continued)
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	3,185,000	3,324,880
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2055	1,700,000	1,815,230
				7,083,115
Maine — .4%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	1,750,000	1,863,270
Maryland — 1.6%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	1,000,000	1,032,426
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	3,120,000	3,145,025
Maryland Economic Development Corp., Tax Allocation Bonds (Port Covington Project)	4.00	9/1/2050	1,000,000	851,957
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,270,832
				8,300,240
Massachusetts — 4.8%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	1,620,000	1,558,422

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Massachusetts — 4.8% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Tufts University Student Housing Project)	5.50	6/1/2050	1,000,000	1,072,554
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	940,243
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	3,605,000	3,863,022
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,500,000	1,516,820
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	750,000	745,839
Tender Option Bond Trust Receipts (Series 2023- XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.50	6/1/2053	14,000,000	14,628,461
				24,325,361
Michigan — 4.9%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,115,000	1,162,176
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,435,000	2,435,000
Michigan Finance Authority, Revenue Bonds (Sustainable Bond)	5.50	2/28/2057	2,700,000	2,801,360

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Michigan — 4.9% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2040	4,435,000	4,602,119
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	2,000,000	2,047,269
Tender Option Bond Trust Receipts (Series 2024- XM1171), (Michigan State University, Revenue Bonds, Refunding, Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.71	8/15/2054	10,000,000	10,628,865
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	1,500,000	1,632,970
				25,309,759
Minnesota — .4%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,110,000	1,113,967
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	1,000,000	936,534
				2,050,501
Missouri — 2.5%
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2048	2,025,000	2,033,092
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	2,975,000	2,983,701
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	3,260,000	3,261,497

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Missouri — 2.5% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	6.64	12/1/2053	3,000,000	2,881,289
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	1,800,000	1,798,639
				12,958,218
Montana — .2%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	1,000,000	1,052,588
Nebraska — .2%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	942,640
Nevada — 1.2%
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	3,745,000	3,808,693
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	2,750,000	2,473,513
				6,282,206
New Hampshire — .7%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	1,300,000	831,999

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
New Hampshire — .7% (continued)
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,000,000	1,061,553
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 1	4.25	7/20/2041	1,498,287	1,470,785
				3,364,337
New Jersey — 3.3%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	1,000,000	1,060,281
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,855,000	1,857,591
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,275,000	1,385,360
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	2,000,000	2,129,508
New Jersey Transportation Trust Fund Authority, Revenue Bonds(g)	5.50	12/15/2032	2,700,000	3,149,867
Tender Option Bond Trust Receipts (Series 2025- XF3423), (New Jersey Turnpike Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.70	1/1/2055	4,600,000	4,959,269
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	2,145,000	2,116,611
				16,658,487

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
New York — 8.5%
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	4,200,000	4,276,102
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	1,000,000	1,101,666
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A	5.50	6/15/2050	1,250,000	1,259,556
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	5.63	6/1/2061	2,000,000	2,018,969
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(f)	0.00	11/15/2052	7,825,000	2,201,094
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	2,000,000	2,067,828
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000	851,525
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,000,000	1,000,231
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	3,700,000	3,988,198
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	3,535,000	3,705,619

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
New York — 8.5% (continued)
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,068,935
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.77	11/15/2047	6,300,000	5,772,109
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.23	6/30/2060	3,730,000	3,811,880
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.23	12/31/2054	3,800,000	3,936,573

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
New York — 8.5% (continued)
Tender Option Bond Trust Receipts (Series 2025- XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.42	9/1/2050	3,600,000	3,876,397
Tender Option Bond Trust Receipts (Series 2026- XM1355), (New York Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.17	11/15/2061	3,000,000	2,678,578
				43,615,260
North Carolina — 3.6%
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	2,000,000	2,167,036
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,750,000	2,858,289
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project) Ser. A	5.00	11/1/2040	1,000,000	1,076,976
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes) Ser. A	5.13	10/1/2054	1,250,000	1,263,687

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
North Carolina — 3.6% (continued)
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	2,300,000	2,005,944
Tender Option Bond Trust Receipts (Series 2022- XF1352), (North Carolina State Medical Care Commission Health Care Facilities, Revenue Bonds (Novant Health Obligated Group) Ser. A) Non- Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.75	11/1/2052	10,000,000	9,062,705
				18,434,637
Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	11,055,000	8,672,132
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)(f)	0.00	12/1/2029	3,955,000	3,557,982
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)(f)	0.00	12/1/2031	3,955,000	3,305,799
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	2,000,000	1,916,905
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2055	750,000	772,712

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Ohio — 4.6% (continued)
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	725,000	699,416
Tender Option Bond Trust Receipts (Series 2024- XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.70	6/1/2049	4,525,000	4,733,715
				23,658,661
Oklahoma — 1.3%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,506,894
Tender Option Bond Trust Receipts (Series 2026- XM1369), (Water & Wastewater, Revenue Bonds, Refunding), Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.57	7/1/2059	3,600,000	3,823,983
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding (American Airlines, Inc. Project)	6.25	12/1/2035	1,000,000	1,133,688
				6,464,565
Oregon — .3%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	1,250,000	1,326,841
Pennsylvania — 4.6%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2034	1,000,000	1,096,199

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Pennsylvania — 4.6% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	3,000,000	3,196,338
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2036	1,060,000	1,060,459
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,376,089
Philadelphia, Revenue Bonds, Refunding (Private Activity)	5.00	7/1/2027	4,300,000	4,394,460
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2045	2,500,000	2,645,701
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.69	5/15/2053	4,000,000	3,607,476
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.31	9/1/2053	5,820,000	6,257,477
				23,634,199

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Rhode Island — 1.5%
Rhode Island Health and Educational Building Corp., Revenue Bonds (PRG - RI Properties LLC) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2065	2,000,000	2,010,810
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	7.36	10/1/2048	6,000,000	5,841,209
				7,852,019
South Carolina — 4.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	2,360,000	2,258,010
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,600,000	2,329,305
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.49	12/1/2054	15,000,000	15,625,326
				20,212,641

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
South Dakota — .9%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.70	7/1/2046	4,720,000	4,737,348
Texas — 8.6%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2054	1,100,000	1,021,483
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	5.00	6/15/2064	1,400,000	1,294,150
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2053	1,500,000	1,405,180
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	3,100,000	2,727,365
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000	2,418,981
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	899,764

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Texas — 8.6% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	900,000	835,612
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	2,250,000	2,072,754
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	1,500,000	1,608,693
Fort Bend County Toll Road, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.25	3/1/2054	2,500,000	2,356,073
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,000,000	915,410
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(f)	0.00	11/15/2050	6,500,000	1,963,478
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B	5.50	7/15/2039	3,000,000	3,207,109
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	2,180,000	2,153,157
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2035	1,500,000	1,623,849
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,610,000	1,514,470

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Texas — 8.6% (continued)
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,235,000	1,129,029
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a)	5.00	6/1/2030	1,000,000	1,037,543
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A(b)	5.25	1/1/2054	1,500,000	1,403,732
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.98	2/15/2053	7,500,000	6,944,110
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	4,000,000	4,375,600
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,025,000	994,854
				43,902,396
U.S. Related — 1.1%
Guam Housing Corp., Revenue Bonds (Insured; Federal Home Loan Mortgage Corp.) Ser. A	5.75	9/1/2031	595,000	596,662
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	381,733	280,112
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	296,629	300,683
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	266,630	269,178
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	228,839	229,805
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	311,133	303,312
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	323,574	296,815
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	327,370	333,541

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
U.S. Related — 1.1% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,356,059	2,494,599
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	312,813	341,529
				5,446,236
Utah — 3.2%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.88	3/1/2051	1,000,000	1,026,454
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	5,135,000	5,251,014
Mida Cormont Public Infrastructure District, GO, Ser. A2(b),(h)	6.75	6/1/2055	2,535,000	2,240,814
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(b)	5.50	6/1/2050	1,000,000	1,028,391
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,175,000	1,203,002
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	1,000,000	1,049,786
Resort Core Public Infrastructure District No. 1, GO, Ser. B	8.25	3/15/2057	1,250,000	1,278,302
Utah City West Public Infrastructure District No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1)(b)	5.88	12/1/2055	1,000,000	1,027,753
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,345,000	2,352,154
				16,457,670

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Virginia — 2.5%
Tender Option Bond Trust Receipts (Series 2018- XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non- Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.28	7/1/2057	7,500,000	7,835,295
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,025,000	4,025,853
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	740,000	720,751
				12,581,899
Washington — 1.8%
Tender Option Bond Trust Receipts (Series 2026- XM1368), (Washington Housing Finance Commission (Single Family Program) Ser. 1N) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	9.88	12/1/2051	5,055,000	5,079,475
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,004,748
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	3,200,000	3,043,124
				9,127,347

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
West Virginia — .8%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	4,000,000	4,276,335
Wisconsin — 6.8%
Public Finance Authority, Revenue Bonds(b)	5.00	7/1/2055	1,000,000	937,125
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	2,500,000	2,618,439
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	2,035,000	2,136,430
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	4,565,000	5,110,725
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(f)	0.00	12/15/2042	6,000,000	1,904,956
Public Finance Authority, Revenue Bonds (Pinecrest Academy Springs Campus Project) Ser. A(b)	4.00	7/15/2033	2,000,000	1,997,042
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)(b),(g)	5.00	4/1/2030	45,000	48,424
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)(b)	5.00	10/1/2053	2,015,000	1,933,011
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	4,512,024	4,722,974
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	1,500,000	1,534,068

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 125.8% (continued)
Wisconsin — 6.8% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	2,550,000	2,554,598
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,750,000	1,843,593
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods at Marylhurst Project)(b)	5.25	5/15/2047	750,000	751,296
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	2,000,000	1,876,017
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,250,000	1,333,801
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) Ser. A	5.50	8/15/2048	1,500,000	1,620,100
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	2,000,000	1,950,471
				34,873,070
Total Investments (cost $648,789,432)			125.8%	644,732,983
Liabilities, Less Cash and Receivables			(25.8%)	(132,138,343)
Net Assets Applicable to Common Stockholders			100.0%	512,594,640

GNMA—Government National Mortgage Association

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
June 30, 2026, these securities amounted to $280,536,341 or 54.7% of net assets applicable to Common
Stockholders.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at June 30, 2026 was $7,322, which represented .0% of net assets.

(d)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(h)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Strategic Municipals, Inc.
June 30, 2026 (Unaudited)
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	644,732,983	—	644,732,983
	—	644,732,983	—	644,732,983
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(139,160,000)	—	(139,160,000)
	—	(139,160,000)	—	(139,160,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities)

and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At June 30, 2026, accumulated net unrealized depreciation on investments was $4,056,449, consisting of $18,204,954 gross unrealized appreciation and $22,261,403 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.